UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     April 22, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     86

Form13F Information Table Value Total:     $194,269 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     5170   103980 SH       Sole                    79530             24450
AT&T Inc                       COM              00206R102     4477   177661 SH       Sole                   133097             44564
Abbott Labs                    COM              002824100     4315    90470 SH       Sole                    82470              8000
Aflac Inc                      COM              001055102     2331   120405 SH       Sole                    94985             25420
Agilent Technologies Inc       COM              00846U101      577    37570 SH       Sole                                      37570
Altera Corp                    COM              021441100      263    15000 SH       Sole                                      15000
Amgen                          COM              031162100      505    10195 SH       Sole                    10195
Applied Materials              COM              038222105     5810   540430 SH       Sole                   398680            141750
BP PLC                         COM              055622104     5814   144990 SH       Sole                   107136             37854
BankAmerica Corp               COM              060505104      277    40606 SH       Sole                    34304              6302
Bard (C.R.)                    COM              067383109      223     2800 SH       Sole                     1800              1000
Berkshire Hathaway Inc - CL B  COM              084670207      694      246 SH       Sole                      246
Boston Private Finl Holdings   COM              101119105      110    31432 SH       Sole                     9218             22214
Bridgeline Software, Inc.      COM              10807Q205       54    47106 SH       Sole                                      47106
Broadcaster Inc                COM              11132B103        2    43043 SH       Sole                                      43043
Canadian Oil Sands             COM              13642L100      231    12000 SH       Sole                                      12000
ChevronTexaco Corp             COM              166764100     7678   114190 SH       Sole                    81130             33060
Cisco Systems                  COM              17275R102      520    31035 SH       Sole                    19591             11444
Clorox                         COM              189054109      480     9329 SH       Sole                     7529              1800
Coca Cola                      COM              191216100     7103   161607 SH       Sole                   117847             43760
Colgate Palmolive              COM              194162103      301     5100 SH       Sole                     1200              3900
Dominion Resources             COM              25746U109     5263   169835 SH       Sole                   128241             41594
E.I. du Pont de Nemours and Co COM              263534109     4254   190505 SH       Sole                   150905             39600
EMC Corp                       COM              268648102      139    12200 SH       Sole                     4400              7800
Ebix Inc.                      COM              278715206     1255    50493 SH       Sole                    45000              5493
Exelon Corp Com                COM              30161N101      302     6650 SH       Sole                     3300              3350
Exxon Mobil Corporation        COM              30231G102     5573    81842 SH       Sole                    67207             14635
Finisar Corporation            COM              31787A101     5192 11800000 SH       Sole                                   11800000
Fiserv Inc                     COM              337738108      579    15876 SH       Sole                    15876
General Electric               COM              369604103     3666   362568 SH       Sole                   285014             77554
Glaxosmithkline PLC - ADR      COM              37733W105     5992   192852 SH       Sole                   147151             45701
Goldman Sachs                  COM              38141G104     5169    48758 SH       Sole                    33548             15210
Google Inc Cl-A                COM              38259P508      200      575 SH       Sole                                        575
Hana Biosciences Inc.          COM              40963P105       39   276157 SH       Sole                                     276157
Health Care Select Sector      COM              81369y209     1966    81200 SH       Sole                     1000             80200
Hewlett-Packard Co.            COM              428236103     4611   143812 SH       Sole                     9400            134412
Intel                          COM              458140100      540    35900 SH       Sole                    27800              8100
International Business Machine COM              459200101      707     7296 SH       Sole                     7196               100
J P Morgan Chase & Co.         COM              46625H100     4826   181574 SH       Sole                   137424             44150
John Wiley & Sons Cl A         COM              968223206      244     8200 SH       Sole                                       8200
Johnson & Johnson              COM              478160104     7409   140850 SH       Sole                   122002             18848
Johnson Controls               COM              478366107      184    15300 SH       Sole                     5400              9900
Linear Technology              COM              535678106     6523   283876 SH       Sole                   207326             76550
LogicVision Inc.               COM              54140W107       59    59000 SH       Sole                                      59000
Looksmart Ltd.                 COM              543442107       31    30400 SH       Sole                                      30400
Lowe's Companies               COM              548661107     4011   219785 SH       Sole                   160985             58800
MIVA Inc.                      COM              55611r108       24   101868 SH       Sole                                     101868
Merck                          COM              589331107      404    15100 SH       Sole                     9015              6085
Microsoft                      COM              594918104     6217   338425 SH       Sole                   258563             79862
Morphicstechnology Inc Delawar COM              617998216        0   100000 SH       Sole                   100000
Neurogesx Inc Com              COM              641252101      234    75542 SH       Sole                    19919             55623
Nike                           COM              654106103     4658    99336 SH       Sole                    75485             23851
Orexigen Therapeutics, Inc.    COM              686164104      219    83912 SH       Sole                                      83912
PDL BioPharma Inc.             COM              69329y104       80    11264 SH       Sole                                      11264
Paychex Inc                    COM              704326107     6573   256050 SH       Sole                   195550             60500
Pepsico                        COM              713448108     7145   138782 SH       Sole                   100650             38132
Pfizer                         COM              717081103      328    24100 SH       Sole                      600             23500
Potash Corp                    COM              73755L107      330     4080 SH       Sole                     4080
Procter & Gamble               COM              742718109     6576   139656 SH       Sole                   101156             38500
QuikLogic Corporation          COM              74837P108       27    15000 SH       Sole                                      15000
Rigel Pharmaceuticals Inc.     COM              766559603       88    14333 SH       Sole                                      14333
Royal Dutch Shell              COM              780259206      326     7360 SH       Sole                     5360              2000
Socket Mobile Inc Com New      COM              83368e200       47    14152 SH       Sole                                      14152
Somaxon Pharmaceuticals Inc.   COM              834453102       43   121724 SH       Sole                                     121724
SourceForge, Inc.              COM              83616w101       17    20000 SH       Sole                                      20000
Southwest Airlines             COM              844741108      145    22858 SH       Sole                    22858
Swift Energy                   COM              870738101      158    21600 SH       Sole                                      21600
Telanetix, Inc.                COM              879180107       60  1002950 SH       Sole                                    1002950
Texas Instruments              COM              882508104     2980   180484 SH       Sole                   179684               800
Thompson Creek Metals Com      COM              884768102      199    50050 SH       Sole                                      50050
Unify Corp Com New             COM              904743200      219   104201 SH       Sole                                     104201
United Parcel Service CL B     COM              911312106     5345   108604 SH       Sole                    83124             25480
United Technologies            COM              913017109      432    10055 SH       Sole                    10055
Verizon Communications         COM              92343V104      362    11981 SH       Sole                    11981
Virage Logic Corp Com          COM              92763R104      114    33820 SH       Sole                                      33820
Walt Disney                    COM              254687106     3218   177187 SH       Sole                   135557             41630
Wave Systems Corp Com New      COM              943526301      194   360000 SH       Sole                                     360000
Wells Fargo                    COM              949746101     3656   256744 SH       Sole                   186344             70400
Wesco Financial                COM              950817106      261      944 SH       Sole                      944
Workstream Inc.                COM              981402100       42   136883 SH       Sole                                     136883
Wyeth                          COM              983024100      293     6800 SH       Sole                     6500               300
SPDR Trust Unit Series 1       ETF              78462F103      334     4200 SH       Sole                      600              3600
Standard and Poors Mid Cap Tru ETF              595635103    18445   208201 SH       Sole                   189071             19130
Vanguard Total Stock Market ET ETF              922908769      402    10159 SH       Sole                    10159
iShares MSCI EAFE Index        ETF              464287465      569    15146 SH       Sole                    15146
iShares Tr S&P Midcap 400      ETF              464287507     7838   161045 SH       Sole                    57880            103165